March 21, 2022

Clockwise Capital Innovation ETF

CWC

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, Each Dated December 22, 2021

Effective April 1, 2022, the TICKER symbol of the Clockwise Capital Innovation ETF will be TIME. Accordingly, the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated December 22, 2021, of the Clockwise Capital Innovation ETF are hereby amended to reflect the updated TICKER symbol of TIME in all occurrences as of April 1, 2022.

Further Information

For further information, please contact the Clockwise Capital Innovation ETF toll-free at 1-800-610-6128. You may also obtain additional copies of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Clockwise Capital Innovation ETF c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the toll-free number above or by visiting the Clockwise Capital Innovation ETF’s website at www.clockwisefunds.com.

Investors Should Retain this Supplement for Future Reference.